Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	0.82
Maximum Aggregate Offering Price	$ 1,066,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.21
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of common stock, no par value per share (the "Common Stock"), of Fathom Holdings Inc. (the "Registrant") as may be issued to prevent dilution of the shares of Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions. b. Consists of 1,300,000 additional shares of Common Stock reserved for issuance under the Fathom Holdings Inc. 2019 Omnibus Stock Incentive Plan, as amended (the "2019 Stock Plan"). Previously, 7,360,778 shares under the 2019 Stock Plan were registered under Registration Statement No. 333-248234, Registration Statement No. 333-265625, Registration Statement No. 333-274517, and Registration Statement No. 333-283128. c. Calculated solely for the purpose of this offering pursuant to Rule 457(c) and 457(h)(1) of the Securities Act on the basis of the average of the high and low prices of the Registrant's Common Stock on the Nasdaq Capital Market on March 25, 2026.